Trade and Other receivables	12 Months Ended
Dec. 31, 2017
Trade and Other receivables
33	Trade receivables

	2017	2016
	RMB million	RMB million
Trade receivables	2,712	3,026
Less: allowance for doubtful debts	(37)	(37)

	2,675	2,989

(a)	Ageing analysis

Credit terms granted by the Group to sales agents and other customers generally range from one to three months. Ageing analysis of trade receivables based on transaction date is set out below:

	2017	2016
	RMB million	RMB million
Within 1 month	2,067	2,536
More than 1 month but less than 3 months	497	321
More than 3 months but less than 12 months	112	142
More than 1 year	36	27

	2,712	3,026
Less: allowance for doubtful debts	(37)	(37)

	2,675	2,989

All of the trade receivables are expected to be recovered within one year.

(i)	Impairment loss in respect of trade receivables is recorded using an allowance account unless the Group is satisfied that recovery of the amount is remote, in which case the impairment loss is written off against trade receivables directly (Note 2(l) (i)).

The movements in the allowance for doubtful debts during the year are as follows:

	2017	2016
	RMB million	RMB million
At January 1	37	33
Impairment loss recognized	8	14
Impairment loss written back	—	(1)
Uncollectible amounts written off	(8)	(9)

At December 31	37	37

(ii)	As at December 31, 2017, trade receivables of RMB36 million (December 31, 2016: RMB31 million) were past due but not impaired. These relate to a number of independent customers for whom there is no significant financial difficulty and based on experience, the overdue amounts can be recovered.

The ageing analysis of these trade receivables is as follows:

	2017	2016
	RMB million	RMB million
3 to 12 months	31	26
More than 1 year	5	5

	36	31

(iii)	As at December 31, 2017, trade receivables of RMB40 million (December 31, 2016: RMB50 million) were impaired. The amount of the provision was RMB37 million as at December 31, 2017 (December 31, 2016: RMB37 million). The impaired receivables mainly relate to customers which are in unexpectedly difficult economic situations. It was assessed that a portion of the receivables is expected to be recovered. The ageing of these receivables is as follows:

	2017	2016
	RMB million	RMB million
3 to 12 months	9	28
More than 1 year	31	22

	40	50

(b)	Trade receivables that are not impaired

The ageing analysis of trade receivables that are neither individually nor collectively considered to be impaired is as follows:

	2017 RMB million	2016 RMB million
Neither past due nor impaired	2,636	2,945

Trade receivables that were neither past due nor impaired relate to customers for whom there was no recent history of default.

(c)	Trade receivables by currencies

The carrying amounts of the Group’s trade receivables are denominated in the following currencies:

	2017	2016
	RMB million	RMB million
RMB	2,061	2,303
USD	179	268
EURO	171	129
AUD	52	53
TWD	33	40
GBP	36	23
Others	180	210

	2,712	3,026

As at December 31, 2017, the fair value of trade receivables approximates its carrying amount.

Other receivables [member]
Trade and Other receivables
34	Other receivables

	2017	2016
	RMB million	RMB million
VAT recoverable	3,684	1,404
Rebate receivables on aircraft acquisitions	699	749
Term deposits	313	568
Deposits for aircraft purchase	—	13
Interest receivables	1	33
Others	538	623

	5,235	3,390
Less: allowance for doubtful debts	(3)	(3)

	5,232	3,387

Term deposits have a maturity over 3 months at acquisition. The weighted average annualized interest rate of term deposits as at December 31, 2017 is 2.01% (December 31, 2016: 3.22%).

As at December 31, 2017, the fair value of other receivables approximates its carrying amount.